S000033315 [Member] Investment Objectives and Goals - FlexShares Morningstar Global Upstream Natural Resources Index Fund	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Global Upstream Natural Resources IndexSM (the “Underlying Index”).